Regulatory Matters (Bank's Capital Level) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Matters [Abstract]
Total capital (to risk-weighted assets): Actual - Amount	$ 105,233	$ 112,802
Total capital (to risk-weighted assets): Actual - Ratio	14.03%	16.42%
Total capital (to risk-weighted assets): For Capital Adequacy Purposes - Amount	(59,991)	(54,960)
Total capital (to risk-weighted assets): For Capital Adequacy Purposes - Ratio	(8.00%)	(8.00%)
Total capital (to risk-weighted assets): To be Well Capitalized under Prompt Corrective Action Provisions - Amount	(74,988)	(68,699)
Total capital (to risk-weighted assets): To be Well Capitalized under Prompt Corrective Action Provisions - Ratio	(10.00%)	(10.00%)
Tier 1 capital (to risk-weighted assets): Actual - Amount	95,845	105,376
Tier 1 capital (to risk-weighted assets): Actual - Ratio	12.78%	15.34%
Tier 1 capital (to risk-weighted assets): For Capital Adequacy Purposes - Amount	(29,995)	(27,480)
Tier 1 capital (to risk-weighted assets): For Capital Adequacy Purposes - Ratio	4.00%	4.00%
Tier 1 capital (to risk-weighted assets): To be Well Capitalized under Prompt Corrective Action Provisions - Amount	(44,993)	(41,219)
Tier 1 capital (to risk-weighted assets): To be Well Capitalized under Prompt Corrective Action Provisions - Ratio	6.00%	6.00%
Tier 1 capital (to average assets): Actual - Amount	95,845	105,376
Tier 1 capital (to average assets): Actual - Ratio	8.38%	8.66%
Tier 1 capital (to average assets): For Capital Adequacy Purposes - Amount	(45,741)	(48,646)
Tier 1 capital (to average assets): For Capital Adequacy Purposes - Ratio	(4.00%)	(4.00%)
Tier 1 capital (to average assets): To be Well Capitalized under Prompt Corrective Action Provisions - Amount	$ (57,177)	$ (60,808)
Tier 1 capital (to average assets): To be Well Capitalized under Prompt Corrective Action Provisions - Ratio	5.00%	5.00%